Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	MARINA BIOTECH, INC.
Entity Central Index Key	0000737207
Trading Symbol	MRNA
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes